MERIDIAN FUND, INC.®

MERIDIAN GROWTH FUND®

CLASS A SHARES: MRAGX; CLASS C SHARES: MRCGX;

INVESTOR CLASS SHARES: MRIGX

LEGACY CLASS SHARES: MERDX; INSTITUTIONAL CLASS SHARES: MRRGX

MERIDIAN CONTRARIAN FUND

CLASS A SHARES: MFCAX; CLASS C SHARES: MFCCX;

INVESTOR CLASS SHARES: MFCIX

LEGACY CLASS SHARES: MVALX; INSTITUTIONAL CLASS SHARES: MFCRX

MERIDIAN HEDGED EQUITY FUND®

CLASS A SHARES: MRAEX; CLASS C SHARES: MRCEX;

INVESTOR CLASS SHARES: MRIEX

LEGACY CLASS SHARES: MEIFX; INSTITUTIONAL CLASS SHARES: MRREX

MERIDIAN SMALL CAP GROWTH FUND

CLASS A SHARES: MSGAX; CLASS C SHARES: MSGCX;

INVESTOR CLASS SHARES: MISGX

LEGACY CLASS SHARES: MSGGX; INSTITUTIONAL CLASS SHARES: MSGRX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 26, 2025

to the Funds’ Statement of Additional Information

Dated October 31, 2024, as Supplemented

The Board of Trustees of the Corporation has learned of Michael Stolper’s passing on March 21, 2025. Therefore, all references to Mr. Stolper serving in his capacity as Director contained in the Funds’ Statement of Additional Information are hereby deleted.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE